Trade Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade Payables and Other Liabilities

Trade payables and other liabilities	€ million 2017	€ million 2016
Current: due within one year
Trade payables	8,217	8,591
Accruals	3,666	3,655
Social security and sundry taxes	539	468
Deferred consideration	26	151
Others	978	1,006
	13,426	13,871

Non-current: due after more than one year
Accruals	146	159
Deferred consideration	485	443
Others	69	65
	700	667
Total trade	14,126	14,538